Schedule of Supplemental Disclosure of Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Dividends Payable [Line Items]
Cash paid for interest	$ 3,182	$ 10,005	$ 1,066	$ 174,551
Cash paid for income taxes
Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Stock used in connection with acquisition			122,000
Series C Preferred Stock issued in connection with debt	$ 15,250
Series B Preferred Stock [Member]
Dividends Payable [Line Items]
Stock used in connection with acquisition			$ 9,086,396